Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 14,487,620
Employer	11,623,702
Rollovers	1,302,893
Total contributions	27,414,215
Investment income:
Interest and dividends	12,984,249
Net appreciation in fair value of investments	51,479,711
Total investment income	64,463,960
Interest income on notes receivable from participants	394,267
Total additions	92,272,442
Deductions
Benefit payments to active and terminated participants	45,127,284
Administrative fees	406,848
Total deductions	45,534,132
Net increase in net assets available for benefits	46,738,310
Net assets available for benefits
Beginning of year	368,414,056
End of year	$ 415,152,366